Shareholder Report, Line Graph (Details) LMA4500_ClearBridge Emerging Markets Fund_Class FI_TSR Annual {Class FI} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	$ 17,773	$ 14,894	$ 13,640	$ 20,953	$ 17,995	$ 15,256	$ 14,744	$ 15,498	$ 12,032	$ 10,000	$ 20,826
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	18,933	15,104	12,546	16,765	13,529	13,135	13,298	13,068	10,926	10,000	$ 22,046
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 18,381	$ 14,582	$ 13,055	$ 18,161	$ 15,364	$ 13,899	$ 14,185	$ 14,301	$ 11,678	$ 10,000	$ 21,566